Income Taxes - Components of Income before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income before income tax expense:
Domestic	$ 634,433	$ 603,260	$ 454,628
Foreign	25,331	14,302	6,404
Income before income taxes and equity in income of equity investments	$ 659,764	$ 617,562	$ 461,032